FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on a Recurring and Nonrecurring Basis (Details)			3 Months Ended	12 Months Ended
	Sep. 30, 2016 drilling_unit	Sep. 30, 2015 drilling_unit	Dec. 31, 2016 USD ($) drilling_unit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) drilling_unit	Dec. 31, 2015 USD ($) drilling_unit	Sep. 29, 2016 USD ($)	Sep. 29, 2015 USD ($)
Estimated fair value measurements
Asset impairment charges				$ 0	$ 34,300,000	$ 329,800,000
Net carrying value			$ 7,060,000,000	6,552,700,000	7,060,000,000
Number of drilling units sold | drilling_unit			2
Proceeds from disposals of property and equipment				3,300,000	6,200,000	19,400,000
(Gain) loss on disposals of property and equipment				9,400,000	8,700,000	$ (7,700,000)
Long-term debt, carrying value			$ 2,680,200,000	2,510,300,000	2,680,200,000
Jack-up Rigs [Member]
Estimated fair value measurements
Asset impairment charges					$ 34,300,000
Number of drilling units impaired | drilling_unit	5	10			5	10
Proceeds from disposals of property and equipment			5,000,000
(Gain) loss on disposals of property and equipment			1,200,000
Jack-up Rigs: Impaired [Member]
Estimated fair value measurements
Net carrying value			43,600,000		$ 43,600,000	$ 457,800,000	$ 43,600,000	$ 457,800,000
Recurring [Member]
Estimated fair value measurements
Assets - cash equivalents			1,242,300,000	1,332,100,000	1,242,300,000
Derivative			6,100,000	0	6,100,000
Recurring [Member] | Level 1 [Member]
Estimated fair value measurements
Assets - cash equivalents			1,242,300,000	1,332,100,000	1,242,300,000
Derivative			0		0
Recurring [Member] | Level 2 [Member]
Estimated fair value measurements
Assets - cash equivalents			0	0	0
Derivative			0		0
Long-term debt, fair value			2,448,000,000	2,262,000,000	2,448,000,000
Recurring [Member] | Level 3 [Member]
Estimated fair value measurements
Assets - cash equivalents			0	0	0
Derivative			6,100,000		6,100,000
Non-Recurring [Member]
Estimated fair value measurements
Property and equipment, net			9,300,000		9,300,000	128,000,000
Non-Recurring [Member] | Jack-up Rigs [Member]
Estimated fair value measurements
Property, plant and equipment, Total gains (losses)					(34,300,000)	(329,800,000)
Non-Recurring [Member] | Level 1 [Member]
Estimated fair value measurements
Property and equipment, net			0		0	0
Non-Recurring [Member] | Level 2 [Member]
Estimated fair value measurements
Property and equipment, net			0		0	0
Non-Recurring [Member] | Level 3 [Member]
Estimated fair value measurements
Property and equipment, net			9,300,000		9,300,000	128,000,000
Material Charges and Other Operating Items [Member] | Jack-up Rigs [Member]
Estimated fair value measurements
Asset impairment charges					34,300,000	$ 329,800,000
Egypt, Pounds [Member] | Recurring [Member]
Estimated fair value measurements
Other assets			4,200,000	2,200,000	4,200,000
Egypt, Pounds [Member] | Recurring [Member] | Level 1 [Member]
Estimated fair value measurements
Other assets			4,200,000	2,200,000	4,200,000
Egypt, Pounds [Member] | Recurring [Member] | Level 2 [Member]
Estimated fair value measurements
Other assets			0	0	0
Egypt, Pounds [Member] | Recurring [Member] | Level 3 [Member]
Estimated fair value measurements
Other assets			0	0	0
Angola, Kwanza | Recurring [Member]
Estimated fair value measurements
Other assets				4,300,000
Angola, Kwanza | Recurring [Member] | Level 1 [Member]
Estimated fair value measurements
Other assets				4,300,000
Angola, Kwanza | Recurring [Member] | Level 2 [Member]
Estimated fair value measurements
Other assets				0
Angola, Kwanza | Recurring [Member] | Level 3 [Member]
Estimated fair value measurements
Other assets				0
Prepaid Expenses and Other Current Assets [Member]
Estimated fair value measurements
Derivative			6,100,000	0.00	6,100,000
Other Assets [Member] | Egypt, Pounds [Member]
Estimated fair value measurements
Other assets			$ 4,200,000	2,200,000	$ 4,200,000
Other Assets [Member] | Angola, Kwanza
Estimated fair value measurements
Other assets				$ 4,300,000